Consolidated Balance Sheets (USD $) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Current assets:
Cash and cash equivalents	$ 18.6	$ 19.2
Restricted cash and cash equivalents	0.8	0.6
Restricted cash and cash equivalents - Asbestos	56.1	44.5
Restricted short-term investments - Asbestos	5.8	13.3
Accounts and other receivables, net of allowance for doubtful accounts of $2.7 million and $2.3 million as of March 31, 2011 and March 31, 2010, respectively	138.1	155.0
Inventories	161.5	149.1
Prepaid expenses and other current assets	31.6	25.6
Insurance receivable - Asbestos	13.7	16.7
Workers' compensation - Asbestos	0.3	0.1
Deferred income taxes	21.1	24.0
Deferred income taxes - Asbestos	10.5	16.4
Total current assets	458.1	464.5
Restricted cash and cash equivalents	4.5	4.7
Property, plant and equipment, net	707.7	710.6
Insurance receivable - Asbestos	188.6	185.1
Workers' compensation - Asbestos	90.4	98.8
Deferred income taxes	27.3	3.2
Deferred income taxes - Asbestos	451.4	420.0
Deposit with Australian Taxation Office	0	247.2
Other assets	32.6	44.7
Total assets	1,960.6	2,178.8
Current liabilities:
Accounts payable and accrued liabilities	106.4	100.9
Current portion of long-term debt	0	95.0
Accrued payroll and employee benefits	40.9	42.1
Accrued product warranties	6.1	6.7
Income taxes payable	3.9	34.9
Asbestos liability	111.1	106.7
Workers' compensation - Asbestos	0.3	0.1
Other liabilities	53.8	27.7
Total current liabilities	322.5	414.1
Long-term debt	59.0	59.0
Deferred income taxes	108.1	113.5
Accrued product warranties	20.1	18.2
Asbestos liability	1,587.0	1,512.5
Workers' compensation - Asbestos	90.4	98.8
Australian Taxation Office - amended assessment	190.4	0
Other liabilities	37.6	80.6
Total liabilities	2,415.1	2,296.7
Commitments and contingencies (Note 13)
Shareholders' deficit:
Common stock, Euro 0.59 par value, 2.0 billion shares authorized; 436,386,587 shares issued at March 31, 2011 and 434,524,879 shares issued at March 31, 2010	222.5	221.1
Additional paid-in capital	52.5	39.5
Accumulated deficit	(784.7)	(437.7)
Accumulated other comprehensive income	55.2	59.2
Total shareholders' deficit	(454.5)	(117.9)
Total liabilities and shareholders' deficit	$ 1,960.6	$ 2,178.8